BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND, INC.
(THE “FUND”)
SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09254X705*

Amendment to Notice of Special Rate Period

December 30, 2020

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

To:  Addressees listed on Schedule 1 hereto

            The Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the Notice of Special Rate Period is hereby amended by deleting the definition of “Ratings Spread” in its entirety and replacing it with the following definition as of January 4, 2021:

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch	Percentage
Aa2/AA to Aaa/AAA	0.84%
Aa3/AA-	0.94%
A3/A- to A1/A+	2.00%
Baa3/BBB- to Baa1/BBB+	3.00%
Non-investment grade or Unrated	4.00%

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Articles Supplementary and the Notice of Special Rate Period.

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate.  It is included solely as a convenience to Holders of VRDP Shares.

[Signature Page Follows]

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By: /s/ Jonathan Diorio__________________

Name: Jonathan Diorio

Title:   Vice President

[Signature Page – MUJ Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Notice of Special Rate Period

Bank of America, N.A.

One Bryant Park

1111 Avenue of the Americas, 9th Floor

New York, New York 10036

Attention:  Thomas Visone; Mary Ann Olson

Telephone:  (212) 449-7358

Telecopy:    (646) 736-7286

Email:  DG.Pfloats@bofa.com; thomas.visone@bofa.com; mary.ann.olson@bofa.com

BofA Securities, Inc.

One Bryant Park

1111 Avenue of the Americas

9th Floor

New York, New York 10036

Email: thomas.visone@bofa.com; dg.temm@baml.com

Attention: Thomas Visone

The Depository Trust Company

LensNotice@dtcc.com